Fair Value Measurements (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Fair Value Measurements
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	March 31, 2021	December 31, 2020
Liabilities:
Warrant Liability – Public Warrants	1	$17,990,000	$35,604,000
Warrant Liability – Private Placement Warrants	3	$15,111,600	$17,990,000
FPA Liability	3	$1,650,000	$4,225,000

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$414,228,281

Liabilities:
Warrant Liability – Public Warrants	1	$35,604,000
Warrant Liability – Private Placement Warrants	3	$17,990,000
FPA Liability	3	$4,225,000

Summary of warrants
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Total Warrant Liabilities
Fair value as of January 1, 2021	$17,990,000	$35,604,000	$53,594,000
Change in fair value	(2,878,400)	(5,589,000)	(8,467,400)

Fair value as of March 31, 2021	$15,111,600	$30,015,000	$45,126,600

The following table presents the changes in the fair value of FPA liability:

Private Placement
Fair value as of January 1, 2021	$4,225,000
Change in fair value	(2,575,000)

Fair value as of March 31, 2021	$1,650,000

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of February 6, 2020 (inception)	$—	$—	$—
Initial measurement on June 11, 2020	10,280,000	20,700,000	34,697,600
Change in fair value	6,476,400	12,420,000	18,896,400

Fair value as of December 31, 2020	$17,990,000	$35,604,000	$53,594,000

The following table presents the changes in the fair value of FPA liability:

Private Placement
Fair value as of February 6, 2020 (inception)	$—
Initial measurement on June 11, 2020	350,000
Change in fair value	3,875,000

Fair value as of December 31, 2020	$4,225,000

Summary of Gross Holding Losses and Fair Value of Held-to-Maturity Securities	The gross holding gains and fair value of
held-to-maturity
securities at March 31, 2021 and December 31, 2020 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
March 31, 2021	Money market funds	1	N/A	N/A	$414,275,432
December 31, 2020	U.S. Treasury Securities (Mature on 1/28/2021)	1	$414,228,281	$4,345	$414,232,626

The gross holding gains and fair value of
held-to-maturity
securities at December 31, 2020 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value

December 31, 2020	U.S. Treasury Securities (Mature on 1/28/2021 )	1	$414,228,281	$4,345	$414,232,626